Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	$ 2,978,137
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	2,978,137
Due from related party [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties